Changes in Balances of Accumulated Other Comprehensive Income by Component (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2013	$ 2,235
Other comprehensive income	143
Amounts reclassified to net income	(20)
Other comprehensive income attributable to Verizon	123	966	220
Balance at December 31, 2013	2,358	2,235
Foreign currency translation adjustments
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2013	793
Other comprehensive income	60
Other comprehensive income attributable to Verizon	60
Balance at December 31, 2013	853
Unrealized gain on cash flow hedges
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2013	88
Other comprehensive income	50
Amounts reclassified to net income	(25)
Other comprehensive income attributable to Verizon	25
Balance at December 31, 2013	113
Unrealized gain on marketable securities
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2013	101
Other comprehensive income	33
Amounts reclassified to net income	(17)
Other comprehensive income attributable to Verizon	16
Balance at December 31, 2013	117
Defined benefit pension and postretirement plans
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2013	1,253
Amounts reclassified to net income	22
Other comprehensive income attributable to Verizon	22
Balance at December 31, 2013	$ 1,275